Supplemental Financial Information (Parent - Statement of Operations) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
General and administrative expense									$ 9,179	$ 7,387	$ 19,069
Other income (expense), net:
Interest expense			$ (16,662)	$ (49,903)	$ (43,494)	$ (43,137)	$ (42,619)	$ (42,668)	(66,565)	(171,918)	(126,157)
Other expense									(3,082)	(2,060)	2,618
Income (loss) before income tax benefit	$ (34,776)	$ 98,452	13,842	(22,021)	(3,205,639)	(4,229)	(24,923)	23,167	55,497	(3,211,624)	537,027
Income tax benefit	(349)	45	(160)	(190)	(999)	(1,133)	(250)	(2,022)	(654)	(4,404)	(5,824)
Net income (loss)	$ (34,427)	$ 98,407	$ 14,002	$ (21,831)	$ (3,204,640)	$ (3,096)	$ (24,673)	$ 25,189	56,151	(3,207,220)	542,851
Parent [Member]
General and administrative expense									650	308	261
Other income (expense), net:
Interest expense									(26,590)	(81,069)	(42,996)
Income (loss) from unconsolidated affiliates									157,450	(3,152,078)	558,634
Guarantee fee income									6,073	23,029	23,045
Other expense									(64,888)	(1,684)	(1,324)
Reorganization items, net									(15,827)
Income (loss) before income tax benefit									55,568	(3,212,110)	537,098
Income tax benefit									(583)	(4,890)	(5,753)
Net income (loss)									$ 56,151	$ (3,207,220)	$ 542,851